Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of long-term debt	Presented in the table below are the components of long-term debt as of December 31:

	Rate	Weighted Average Rate	Maturity	2025	2024
Long-term debt of AWCC: (a)
Senior notes—fixed rate	2.30%-8.27%	4.24%	2026-2055	$12,961	$11,786
Private activity bonds and government funded debt—fixed rate	0.00%-3.88%	3.07%	2028-2045	187	187
Long-term debt of other American Water subsidiaries:
Private activity bonds and government funded debt—fixed rate	0.00%-5.00%	2.41%	2026-2061	717	761
Mortgage bonds—fixed rate	6.35%-9.19%	7.37%	2026-2039	435	456
Mandatorily redeemable preferred stock	8.47%-9.75%	8.64%	2036	3	3

Long-term debt		4.23%		14,303	13,193
Unamortized debt discount, net (b)				(27)	(20)
Unamortized debt issuance costs				(17)	(15)
Less current portion of long-term debt				(1,479)	(637)

Total long-term debt				$12,780	$12,521

(a)
This indebtedness is considered “debt” for purposes of a support agreement between parent company and AWCC, which serves as a functional equivalent of a full and unconditional guarantee by parent company of AWCC’s payment obligations under such indebtedness.

(b)	Includes debt discount, net of fair value adjustments previously recognized in acquisition purchase accounting.

Schedule of future sinking fund payments and debt maturities	Presented in the table below are future sinking fund payments and debt maturities:

Amount
2026	$1,479
2027	646
2028	869
2029	938
2030	517
Thereafter	9,854

Schedule of long-term debt issued
Presented in the table below are the issuances of long-term debt in 2025:

Company	Type	Rate	Weighted Average Rate	Maturity	Amount
AWCC	Senior notes—fixed rate	5.25%	5.25%	2035	$800
AWCC	Senior notes—fixed rate	5.70%	5.70%	2055	900
Other American Water subsidiaries	Private activity bonds and government funded debt—fixed rate	0.00%-3.71%	2.30%	2028-2057	89

Total issuances					$1,789

Schedule of long-term debt retired through optional redemptions or payments at maturities
Presented in the table below are the retirements and redemptions of long-term debt in 2025 through sinking fund provisions, optional redemption, payment at maturity or settlement:

Company	Type	Rate	Weighted Average Rate	Maturity	Amount
AWCC	Senior notes—fixed rate	3.40%	3.40%	2025	$525
Other American Water subsidiaries	Private activity bonds and government funded debt—fixed rate	0.00%-5.00%	0.37%	2025-2061	145
Other American Water subsidiaries	Mortgage bonds—fixed rate	8.15%-8.58%	8.23%	2025	21

Total retirements and redemptions					$691